UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22725

Priority Income Fund, Inc.
(Name of Registrant)

10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Priority Income Fund, Inc. (the “Company”) to be redeemed:

6.625% Series C Term Preferred Stock Due 2024 (CUSIP: 74274W 301) (the “Series C Preferred Shares”).

(2)                                 The Company intends for the securities to be called or redeemed no earlier than on the following date (the “Redemption Date”):

June 18, 2021, but no later than July 16, 2021.

Such a voluntary redemption will be contingent upon the Company’s successful completion of a public offering of securities, with net proceeds in an amount, together with other available sources of cash that the Company may allocate to the redemption price in its sole and absolute discretion, sufficient to fully redeem all outstanding shares of the Series C Preferred Shares, and the Company reserves the right to postpone or cancel such voluntary redemption in its sole discretion.

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series C Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Company’s Articles Supplementary, dated as of June 28, 2018 and February 21, 2019 (together, the “Articles Supplementary”).

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In accordance with the Articles Supplementary, the Company intends to redeem all of the outstanding Series C Preferred Shares at a price of $25 per Series C Preferred Share, plus accrued but unpaid dividends per Series C Preferred Share from March 31, 2021, to but excluding, the Redemption Date. Pursuant to the Articles Supplementary, holders of the Series C Preferred Shares are entitled to dividends only up to (but excluding) the Redemption Date. Accordingly, if the Redemption Date occurs on or prior to June 30, 2021, holders of the Series C Preferred Shares as of the June 15, 2021 record date will not be entitled to dividends payable June 30, 2021. If the Redemption Date occurs on or after July 1, 2021, holders of the Series C Preferred Shares as of the June 15, 2021 record date will be entitled to dividends payable June 30, 2021. This notification of redemption supersedes any prior announcement or declaration of dividends or distributions on the Series C Preferred Shares. The dividends on the Series C Preferred Shares to be redeemed will cease to accumulate from and after the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of May, 2021.

PRIORITY INCOME FUND, INC.

By: /s/ M. Grier Eliasek
Name: M. Grier Eliasek
Title: Chief Executive Officer and President